Regulatory Capital - Well Capitalized Regulatory Requirements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Actual
Tier I Capital (to Average Assets)	$ 1,221,416	$ 997,463
Tier I Capital (to Risk Weighted Assets)	1,221,416	997,463
Total Capital (to Risk Weighted Assets)	1,289,497	1,066,652
Actual Ratio
Tier I Capital (to Average Assets)	11.70%	11.50%
Tier I Capital (to Risk Weighted Assets)	16.40%	15.00%
Total Capital (to Risk Weighted Assets)	17.30%	16.10%
Well Capitalized Regulatory Requirements, Amount
Tier I Capital (to Average Assets)	521,973	432,324
Tier I Capital (to Risk Weighted Assets)	446,860	398,105
Total Capital (to Risk Weighted Assets)	$ 745,374	$ 663,509
Well Capitalized Regulatory Requirements, Ratio
Tier I Capital (to Average Assets)	5.00%	5.00%
Tier I Capital (to Risk Weighted Assets)	6.00%	6.00%
Total Capital (to Risk Weighted Assets)	10.00%	10.00%